Receivables (Details) - Schedule of receivables - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of receivables [Abstract]
Credit card payments in process of settlement	$ 137,489	$ 158,924
Trade receivables from customers		715,410	620,370
Total receivables		874,334	620,370
Allowance for doubtful accounts		(14,614)	(29,001)
Accounts receivable, net		$ 859,720	$ 591,369